Convertible Notes Payable	12 Months Ended
Dec. 31, 2015
Bank Loan current portion [Abstract]
Convertible Notes Payable
10.	Convertible Notes Payable

On February 6, 2014, the Company issued 3 shares of common stock to Asher upon conversion of $75 principal of a convertible promissory note dated July 29, 2013 plus accrued interest. On February 7, 2014, the Company issued 2 shares of common stock to Asher upon conversion of the remaining principal of $53.5 convertible promissory note dated July 29, 2013 plus accrued interest. In February 2014, the Company issued 5 shares of common stock upon conversion of convertible debt amounting to $129 and accrued interest of $5. As of December 31, 2014, 100% of the balance of the convertible notes with Asher has been converted into common shares.

On November 17, 2014, the Company sold to KBM WORLDWIDE, Inc. (“KBM”) an 8% interest bearing convertible note for $304 due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 65% of the average of the lowest five trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company could prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180). On June 1, 2015, upon full conversion of the convertible note plus accrued interest, the Company has issued in aggregate 10 shares of common stock to KBM.

On January 5, 2015, the Company sold to Himmil Investments Ltd., a non-U.S. investor, (“Himmil”), a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $10,170 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On March 24, 2015, upon full conversion of this convertible promissory note plus accrued interest, the Company has issued in aggregate 4 shares of common stock to Himmil.

On January 21, 2015, the Company sold to KBM WORLDWIDE, Inc. (“KBM”) an 8% interest bearing convertible note for $154 due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 65% of the average of the lowest five trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company could prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180). As of August 12, 2015 upon full conversion of all principal and interest due under the note the Company has issued in aggregate 27 shares of common stock to KBM.

On February 5, 2015, the Company sold to Himmil a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $13,950 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On April 29, 2015, upon full conversion of this convertible promissory note plus accrued interest, the Company has issued in aggregate 4 shares of common stock to Himmil.

On March 5, 2015, the Company sold to Glengrove Small Cap Value, Ltd., a non-U.S. investor (“Glengrove”), a $750 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $10,170 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the Investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On June 10, 2015, upon full conversion of this convertible promissory note plus accrued interest, the Company has issued in aggregate 22 shares of common stock to Glengrove.

On April 16, 2015, the Company sold to Alderbrook Ship Finance Ltd., a non-U.S. investor (“Alderbrook”), a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $5,400 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On July 29, 2015, upon full conversion of the $500 convertible promissory note to Alderbrook, plus accrued interest, the Company has issued in aggregate 31 shares of common stock to the note holder.

On May 6, 2015, the Company sold to LG CAPITAL FUNDING, LLC (“LG CAPITAL”) an 8% interest bearing convertible note, which contained an 8% OID, for $56.5 due in twelve months subject to the restrictions of Rule 144 promulgated under the 1933 Act. The holder of this note is entitled, at its option, at any time to convert all or any amount outstanding into shares of the Company’s Common Stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 65% of the lowest trading price of the Company’s common stock on any trading day for the twenty prior trading days including the day upon which a notice of conversion is received by the Company. During the first six months, the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 121-180). On December 9, 2015, upon full conversion of the convertible promissory note, plus accrued interest, the Company has issued in aggregate 350 shares of common stock to the note holder.

On May 7, 2015, the Company sold to JSJ Investments Inc. (“JSJ”) an 8% interest bearing convertible note, which contained an 5% OID, for $150 due in twelve months subject to the restrictions of Rule 144 promulgated under the 1933 Act. The investor is entitled at any time on or after issuance date to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of $37.5 or a 35% discount to the lowest VWAP during the twenty one trading days prior to the conversion. On December 21, 2015, upon full conversion of the convertible promissory note, plus accrued interest, the Company has issued in aggregate 841 shares of common stock to the note holder.

On May 12, 2015, the Company sold to VIS VIRES GROUP, INC. (“VIS VIRES”) an 8% interest bearing convertible note for $154 due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 65% of the average of the lowest five trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180). On November 30, 2015, upon full conversion of the convertible promissory note, plus accrued interest, the Company has issued in aggregate 766 shares of common stock to the note holder.

On May 19, 2015, the Company sold to AUCTUS FUND LLC. (“AUCTUS”) an 8% interest bearing convertible note for $105 due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 65% of the two lowest trading prices of the Company’s common stock on any trading day during the twenty trading days prior to the conversion. During the first six months, the Company may prepay the note with amounts ranging from 125% of principal plus interest (during days 1-30) to 150% of principal plus interest (during days 121-180). On December 1, 2015, upon full conversion of the convertible promissory note, plus accrued interest, the Company has issued in aggregate 543 shares of common stock to the note holder.

On June 3, 2015, the Company sold to Bas Cole Value Fund Ltd., a non-U.S. investor (“Bas Cole”), a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $14.97 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On August 18, 2015, upon full conversion of the convertible promissory note, plus accrued interest, the Company has issued in aggregate 147 shares of common stock to the note holder.

On June 16, 2015, the Company sold to VIS VIRES GROUP, INC. (“VIS VIRES”) an 8% interest bearing convertible note for $104 due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 65% of the average of the lowest five trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180). On December 23, 2015, upon full conversion of the convertible promissory note, plus accrued interest, the Company has issued in aggregate 791 shares of common stock to the note holder.

On July 13, 2015, the Company sold to AMVS Value Fund Ltd., a non-U.S. investor (“AMVS”), a $600 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $928.86 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On October 23, 2015, upon full conversion of the convertible promissory note, plus accrued interest, the Company has issued in aggregate 572 shares of common stock to the note holder.

On July 17, 2015, the Company sold to Black Mountain Equities Inc., (“Black Mountain”) an 8% interest bearing convertible note subject to the restrictions of Rule 144 promulgated under the 1933 Act, which contained a 10% OID, for $110 due in twelve months. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $165 and (ii) and 65% of the lowest VWAP for the 20 trading days prior to the date of conversion. At any time prior to the maturity date, the Company shall have the option, upon ten business days’ notice to the holder, to pre-pay the entire remaining outstanding principal amount of this note in cash, provided that the Company shall pay the holder one hundred twenty percent (120%) of the principal plus interest outstanding in repayment hereof (see Note 18).

On July 17, 2015, the Company sold to Gemini Master Fund Ltd., (“Gemini”) an 8% interest bearing convertible note subject to the restrictions of Rule 144 promulgated under the 1933 Act, which contained a 10% OID, for $165 due in twelve months. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lesser of (i) $165 and (ii) and 65% of the lowest VWAP for the 20 trading days prior to the date of conversion. At any time prior to the maturity date, the Company shall have the option, upon ten business days’ notice to the holder, to pre-pay the entire remaining outstanding principal amount of this note in cash, provided that the Company shall pay the holder 120% of the principal plus interest outstanding in repayment hereof (see Note 18).

On July 27, 2015, the Company sold to VIS VIRES GROUP, INC. (“VIS VIRES”) an 8% interest bearing convertible note for $154 due in nine months subject to the restrictions of Rule 144 promulgated under the 1933 Act. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the 65% of the average of the lowest five trading prices of the Company’s common stock on any trading day during the ten trading days prior to the conversion. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 110% of principal plus interest (during days 1-30) to 135% of principal plus interest (during days 121-180) (see Note 18).

On September 2, 2015, the Company sold to Bas Cole Value Fund Ltd., a non-U.S. investor (“Bas Cole”), a $600 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $130.8 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On December 2, 2015, upon full conversion of the convertible promissory note, plus accrued interest, the Company has issued in aggregate 2,961 shares of common stock to the note holder.

On September 4, 2015, the Company sold to Service Trading Company, LLC, (“Service Trading Co.”) an 8% interest bearing convertible note subject to the restrictions of Rule 144 promulgated under the 1933 Act, which contained an 8% OID, for $37.8 due in twelve months. One hundred eighty days following the date of this note, the holder has the right to convert all or any part of the outstanding and unpaid principal amount and accrued interest of the note into Company’s common stock, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price equals 65% of the lowest trading price of the Common Stock for the twenty prior trading days including the day upon which a Notice of Conversion is received by the Company. Upon written notice, during the first six months the Company may prepay the note with amounts ranging from 118% of principal plus interest (during days 1-30) to 148% of principal plus interest (during days 151-180).

On September 15, 2015, the Company sold to Mordechai Vizel, a non-U.S. investor, a $75 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $86.4 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note (see Note 18).

On October 7, 2015, the Company sold to SICHENZIA ROSS FRIEDMAN FERENCE LLP, a $92 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor, subject to the restrictions of Rule 144 promulgated under the 1933 Act, is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $54.24 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note.

On October 15, 2015, the Company sold to MARVIN SHIPPING SERVICES INC., a non-U.S. investor, a $82 convertible promissory note in connection with a debt settlement agreement entered into, of the same aggregate amount of outstanding invoices, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $54.24 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note. On December 3, 2015, upon full conversion of the convertible promissory note, plus accrued interest, the Company has issued in aggregate 471 shares of common stock to the note holder.

On October 26, 2015, the Company sold to ALSA HOLDINGS INC., a non-U.S. investor (“Alsa”), a $500 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $27.93 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note (see Note 18).

On December 8, 2015, the Company sold to MTR3S HOLDING LTD., a non-U.S. investor (“MTR3S”), a $600 convertible promissory note, which matures a year from issuance and accrues interest at the rate of 8% per annum. The investor is entitled at any time to convert into common stock any portion of the outstanding and unpaid principal and accrued interest, provided that such conversion does not cause it to own more than 4.99% of the common stock of the Company, into shares of Common Stock. The conversion price is the lower of (i) $11.97 and (ii) 60% of the lowest daily VWAP on any trading day during the twenty-one consecutive trading days prior to conversion. Upon prior notice, the Company may prepay the investor in cash, for 127.5% of any outstanding principal and interest remaining on the note (see Note 18).

During the year ended December 31, 2015, the Company has fully converted convertible debt and related accrued interest amounting to $         by issuing to note holders 7,528 shares of common stock in the aggregate.

As of December 31, 2015, pursuant to the issued convertible notes above, the Company has received the aggregate amount of $7,172.

In connection with the issuance of convertible instruments, the Company has recorded a debt discount in additional paid in capital related to the beneficial conversion feature amounting to $4,383 and amortization of $3,577 which is included in “other expense” in the accompanying consolidated statements of operations. As of December 31, 2015 the net balance outstanding amounted to $930 net of remaining unamortized debt discount of $805.

If converted prior to issuance and filing of 20-F – disclose dates converted or reference to subsequent event footnote